NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS

Sierra Wireless, Inc., together with its subsidiaries (collectively, "the company, we, our”) was incorporated under the Canada Business Corporations Act on May 31, 1993. Sierra Wireless is an Internet of Things (“IoT”) pioneer, empowering businesses and industries to transform and thrive in the connected economy.  Customers start their IoT deployments with Sierra Wireless because we provide an integrated device-to-cloud solution comprised of embedded and networking solutions seamlessly connected with our IoT services.  Original Equipment Manufacturers (“OEMs”) and enterprises worldwide rely on our expertise in delivering fully-integrated solutions to reduce complexity, turn edge network data into intelligent decisions and get their connected products and services to market faster.

We have sales, engineering, and research and development teams located in offices around the world. The primary markets for our products are North America, Europe and Asia Pacific.

We operate our business under three reportable segments:

OEM Solutions	Embedded cellular modules, short range wireless modules, software and tools for OEM customers who integrate wirelessly into their products and solutions.

Enterprise Solutions	Intelligent routers and gateways, and management solutions that enable cellular connectivity.

IoT Services
Internet services including a cloud-based platform for deploying and managing IoT applications, Smart SIM supported by our mobile core networks, and managed wireless broadband services to enable worldwide customer IoT deployments. Effective December 11, 2017, our former Cloud and Connectivity Services segment was renamed to IoT Services to reflect the acquisition of Numerex Corp. (note 5 (a)).